SUBSEQUENT EVENTS (Narrative) (Details) - 12 months ended Mar. 31, 2015	USD ($) $ / shares shares	CAD CAD / shares shares
Subsequent Events 1		CAD 2,208,110
Subsequent Events 2 | $	$ 1,825,937
Subsequent Events 3 | shares	849,273	849,273
Subsequent Events 4		CAD 2.60
Subsequent Events 5 | $	$ 2.15
Subsequent Events 6 | CAD / shares		CAD 3.62
Subsequent Events 7 | $ / shares	$ 3.00
Subsequent Events 8		CAD 101,494
Subsequent Events 9 | $	$ 84,074
Subsequent Events 10	27,396	27,396
Subsequent Events 11 | CAD / shares		CAD 3.62
Subsequent Events 12 | $ / shares	$ 3.00
Subsequent Events 13	14,400	14,400
Subsequent Events 14		CAD 14,400